STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options at December 31, 2021. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding	Average Exercise Price	Average Remaining Contractual Life (Years)
Issued in 2021	210,000	0.15	8.49
Exercised in 2021	120,000	1.00	–
Forfeited in 2021	350,000	1.25	–
Outstanding, December 31, 2020	1,915,000	$1.01	2.79

SCHEDULE OF WARRANT ACTIVITY

The following table reflects all outstanding and exercisable warrants at December 31, 2021. All stock warrants are exercisable for a period ranging from one to four years from the date of issuance.

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, December 31, 2019	-	-		-
Issued	267,000	0.79	1.74
Exercised
Forfeited
Outstanding, December 31, 2020	267,000	0.79	1.74
Issued in 2021	-	-	-	-
Exercised in 2021	-	–	–	-
Forfeited in 2021	-	–	–	-
Outstanding, December 31, 2021	267,000	$0.79	0.18